Acquisitions - Schedule of Supplemental Information on an Unaudited Pro Forma Basis (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Total revenues	$ 784,840	$ 997,479	$ 2,307,999	$ 2,791,366	$ 3,861,106	$ 3,772,569	$ 3,825,786
Net income (loss) attributable to stockholder of Advantage Solutions Inc.	$ 38,277	$ 24,603	$ (20,447)	$ (29,522)	$ (7,913)	$ (1,152,738)	$ 397,799
Basic earnings per share	$ 306,220	$ 196,822	$ (163,578)	$ (236,176)	$ (63,304)	$ (9,221,904)	$ 3,182,392
Diluted earnings per share	$ 306,220	$ 196,822	$ (163,578)	$ (236,176)	$ (63,304)	$ (9,221,904)	$ 3,182,392